employee future benefits - Pensions funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Funded Status - Planned surplus (deficit)
Interest expense	$ (16)	$ (1)
Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(425)
Balance at end of year	(913)	(425)
Pension plans | Present value of the defined benefit obligations
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,684	8,723
Current service cost	111	91
Past service cost	3
Interest expense	297	335
Actuarial loss (gain) arising from changes in demographic assumptions	67	20
Actuarial loss (gain) arising from changes in financial assumptions	836	984
Benefits paid	(477)	(469)
Balance at end of year	10,521	9,684
Pension plans | Plan assets
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,380	9,043
Interest expense	285	344
Return on plan assets - Actual return on plan assets (less than) greater than discount rate	480	408
Contributions - Employer contributions	51	41
Contributions - Employees' contributions	19	19
Benefits paid	(477)	(469)
Administrative fees	(7)	(6)
Balance at end of year	9,731	9,380
Pension plans | Plan assets net of Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,259
Balance at end of year	9,608	9,259
Pension plans | Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(121)	(263)
Change	(2)	142
Balance at end of year	$ (123)	$ (121)